Condensed Consolidated Statements of Cash Flows (Parenthetical) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Statement of Cash Flows [Abstract]
Stock issuance costs			$ 310,697	$ 1,247,424
Debt instrument interest rate, percent			5.00%	5.00%
Debt term	5 years	5 years	5 years	5 years